Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Narrative Abstract
Net operating loss carry forwards	$ 1,371,467
Net operating loss carry forwards expiration date description	Expire through 2037
Minimum current state income tax provision	$ 800	$ 800
State effective tax rates	20,572	11,167
Valuation Allowance	(20,733)	(11,105)
Tax deductible amount	239	0
Valuation allowance increased	9,628
Total deferred tax assets	$ 78	$ 62